Loss Per Share (Tables)	6 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted loss per common share
	For the Six Months Ended December 31,
	2020	2019
	(unaudited)	(unaudited)
Net loss attributable to Urban Tea's shareholders	$(681,041)	$(1,335,766)

Weighted Average Shares Outstanding-Basic and Diluted	$7,237,052	$3,128,901

Loss per share- basic and diluted	$(0.9)	$(0.4)